EMPLOYEE BENEFITS - Summary of RSUs and SEUs at the End of the Year (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
RSUs
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,156,372
Fair value at grant date ($)	$ 189,704
Expense	$ 51,022
RSUs | Grant price from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,750
Fair value at grant date ($)	$ 0
Expense	$ 533
RSUs | Grant price from 52.10 to 103.75 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 52.10
RSUs | Grant price from 52.10 to 103.75 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 103.75
RSUs | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	53,040
Fair value at grant date ($)	$ 7,863
Expense	$ 4,630
RSUs | Grant price from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 130.99
RSUs | Grant price from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 189.53
RSUs | Grant price from 200.61 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	70,580
Fair value at grant date ($)	$ 20,150
Expense	$ 8,886
RSUs | Grant price from 200.61 to 298.47 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 200.61
RSUs | Grant price from 200.61 to 298.47 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 298.47
RSUs | Grant price from 138.00 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	713,149
Fair value at grant date ($)	$ 107,517
Expense	$ 23,070
RSUs | Grant price from 138.00 to 265.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 138.00
RSUs | Grant price from 138.00 to 265.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 265.96
RSUs | Grant price from 137.78 to 233.10
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	317,853
Fair value at grant date ($)	$ 54,174
Expense	$ 13,903
RSUs | Grant price from 137.78 to 233.10 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 137.78
RSUs | Grant price from 137.78 to 233.10 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 233.10
Non employees RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	8,664
Fair value at grant date ($)	$ 1,792
Expense	$ 859
Non employees RSU | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares				775
Fair value at grant date ($)				$ 123
Expense				$ 63
Non employees RSU | Grant price from 130.99 to 189.53 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 130.99
Non employees RSU | Grant price from 130.99 to 189.53 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	189.53
Non employees RSU | Grant price, $232.11
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 232.11
Number of Restricted Stock Units (in shares) | shares			1,500
Fair value at grant date ($)			$ 348
Expense			$ 124
Non employees RSU | Grant price from 186.83 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	1,350
Fair value at grant date ($)	$ 296
Expense	$ 370
Non employees RSU | Grant price from 186.83 to 265.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares		$ 186.83
Non employees RSU | Grant price from 186.83 to 265.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares		265.96
Non employees RSU | Grant price from 166.37 to 235.62
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Restricted Stock Units (in shares) | shares	5,039
Fair value at grant date ($)	$ 1,025
Expense	$ 302
Non employees RSU | Grant price from 166.37 to 235.62 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 166.37
Non employees RSU | Grant price from 166.37 to 235.62 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	235.62
Restricted Stock Units
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 169.61	$ 159.12
Number of Restricted Stock Units (in shares) | shares	1,165,036	1,089,727	579,492
Fair value at grant date ($)	$ 191,496
Expense	$ 51,881
SEU
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 0	$ 168.16
Number of Restricted Stock Units (in shares) | shares	28,059	57,779	0
Fair value at grant date ($)	$ 6,450
Expense	$ 2,322
SEU | Grant price from 52.10 to 103.75
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 268.05
Number of Restricted Stock Units (in shares) | shares	15,367
Fair value at grant date ($)	$ 4,139
Expense	$ 1,038
SEU | Grant price from 130.99 to 189.53
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 210.07
Number of Restricted Stock Units (in shares) | shares	1,362
Fair value at grant date ($)	$ 288
Expense	$ 94
SEU | Grant price from 200.61 to 298.47
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 181.2
Number of Restricted Stock Units (in shares) | shares	8,577
Fair value at grant date ($)	$ 1,557
Expense	$ 779
SEU | Grant price from 138.00 to 265.96
Disclosure of range of exercise prices of outstanding share options [line items]
Grant price (in usd per share) | $ / shares	$ 169.78
Number of Restricted Stock Units (in shares) | shares	2,753
Fair value at grant date ($)	$ 466
Expense	$ 411